SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 16 - SUBSEQUENT EVENTS On February 4, 2019, the Company consummated a registered direct offering. See Note 9.C.2.(l)